Income Tax - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Balance Sheet [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Derecognition related to tax loss carryforwards recognized in prior years	$ (43)	$ (92)
Recognition related to unrecognized tax loss carryforwards	92	5
Foreign currency translation and other effects	6	(29)
Changes in deferred tax assets	55	(116)
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	84	139
Derecognition related to tax loss carryforwards recognized in prior years	(43)	(3)
Recognition related to unrecognized tax loss carryforwards	92	5
Foreign currency translation and other effects	18	(29)
Changes in deferred tax assets	$ 151	$ 112